RULE 24f-2 NOTICE

                              For

               Dean Witter Hawaii Municipal Trust

                      (File No. 811-7263)

Fiscal Year for Which Notice is filed              11/30/95

Unsold balance at beginning of fiscal year of shares of beneficial interest previously registered under Securities Act of 1933

Number of shares registered during fiscal          None
     year

Number of shares sold during fiscal year           (141,805)
  pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during               $1,407,763
     fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed             ($11,670)
 during fiscal year

(3)  Purchase price of shares previously           0
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                        ($11,670)

(5)  Item (1) less item (4)                        $1,396,093

(6)  Amount of filing fee                          $481.41


                         By     /s/Sheldon Curtis
                                   Sheldon Curtis
                               Vice President and General Counsel

Dated:  December 18, 1995